Note 15 - Other Comprehensive Income (Loss) - Components of Accumulated Other Comprehensive Income (Loss) (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Impairment of other investments	¥ (30,554)	¥ (14,729)	¥ (29,117)
Net income	3,332,071	4,190,022	3,396,753
Income tax expense	2,224,880	2,183,531	1,896,865
Reclassification out of Accumulated Other Comprehensive Income [Member]
Total amount reclassified	(33,524)	(975)	24,585
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Investment Gain (Loss) Attributable to Parent [Member]
Unrealized holding gain on securities	2,708		35,934
Impairment of other investments	(30,554)	(3,965)
Net income	(19,019)	(2,637)	23,034
Income tax expense	8,827	1,328	(12,900)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
Net income	(14,505)	1,662	1,551
Defined benefit pension plans	(24,584)	2,606	2,413
Income tax expense	¥ 10,079	¥ (944)	¥ (862)